Segment Financial Data (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule Of Segment Reporting Information By Segment [Table Text Block]

	Total Assets			Capital Expenditures			Depreciation & Amortization
(dollars in millions)	2015	2014	2013	2015	2014	2013	2015	2014	2013
Otis	$8,846	$9,313	$9,354	$83	$87	$122	$176	$209	$209
UTC Climate, Controls & Security	21,287	21,217	21,543	261	228	266	337	349	380
Pratt & Whitney	20,336	18,143	17,062	692	692	617	476	390	319
UTC Aerospace Systems	34,736	35,034	35,461	537	533	510	796	807	761
Total segment	85,205	83,707	83,420	1,573	1,540	1,515	1,785	1,755	1,669
Eliminations and other	2,279	2,631	1,609	79	54	54	78	65	66
Consolidated	$87,484	$86,338	$85,029	$1,652	$1,594	$1,569	$1,863	$1,820	$1,735

	Net Sales			Operating Profits
(dollars in millions)	2015	2014	2013	2015	2014	2013
Otis	$11,980	$12,982	$12,484	$2,338	$2,640	$2,590
UTC Climate, Controls & Security	16,707	16,823	16,809	2,936	2,782	2,590
Pratt & Whitney	14,082	14,508	14,501	861	2,000	1,876
UTC Aerospace Systems	14,094	14,215	13,347	1,888	2,355	2,018
Total segment	56,863	58,528	57,141	8,023	9,777	9,074
Eliminations and other	(765)	(628)	(541)	(268)	304	(44)
General corporate expenses	—	—	—	(464)	(488)	(481)
Consolidated	$56,098	$57,900	$56,600	$7,291	$9,593	$8,549

Schedule of Revenues From External Customers And Long Lived Assets By Geographic Areas [Table Text Block]

	External Net Sales			Operating Profits			Long-Lived Assets
(dollars in millions)	2015	2014	2013	2015	2014	2013	2015	2014	2013
United States Operations	$30,989	$30,814	$29,901	$4,391	$5,067	$4,272	$4,517	$4,211	$3,918
International Operations
Europe	10,945	12,587	12,589	1,882	2,238	2,333	1,525	1,577	1,715
Asia Pacific	8,425	8,746	8,626	1,641	1,712	1,770	994	995	939
Other	5,584	5,511	5,269	109	760	699	1,273	1,379	1,199
Eliminations and other	155	242	215	(732)	(184)	(525)	423	430	427
Consolidated	$56,098	$57,900	$56,600	$7,291	$9,593	$8,549	$8,732	$8,592	$8,198

Schedule Of Revenue By Major Customers By Reporting Segments [Table Text Block]

(dollars in millions)	2015	2014	2013
Pratt & Whitney	$2,945	$3,126	$3,559
UTC Aerospace Systems	2,409	2,459	2,530
Other	276	294	253
	$5,630	$5,879	$6,342

Revenue from External Customers by Geographic Areas [Table Text Block]

(dollars in millions)	2015	2014	2013
Europe	$4,366	$4,137	$3,931
Asia Pacific	2,902	3,469	3,963
Other	2,473	2,670	2,565
	$9,741	$10,276	$10,459